Revenue - Classification (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue	$ 260.1	$ 329.9	$ 516.9	$ 606.2
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	5.1	3.1	7.2	5.4
Revenue-based royalties
Revenue
Revenue	101.2	99.8	199.7	191.2
Streams.
Revenue
Revenue	127.8	201.4	260.0	358.6
Profit-based royalties
Revenue
Revenue	17.9	15.3	31.9	32.5
Interest revenue and other
Revenue
Revenue	13.2	13.4	25.3	23.9
South America
Revenue
Revenue	93.6	106.0	194.4	185.2
Central America & Mexico
Revenue
Revenue	16.8	86.3	41.6	157.2
United States
Revenue
Revenue	51.2	57.8	98.0	108.1
Canada
Revenue
Revenue	51.3	43.1	91.5	86.9
Rest of World
Revenue
Revenue	47.2	36.7	91.4	68.8
Mining
Revenue
Revenue	206.7	274.4	418.5	501.7
Gold
Revenue
Revenue	156.9	213.9	317.8	386.1
Gain (loss) on provisional price adjustment	(0.1)	0.1	0.0	0.2
Silver
Revenue
Revenue	28.1	35.4	53.0	64.0
Platinum-group metals
Revenue
Revenue	8.0	9.9	16.2	21.3
Gain (loss) on provisional price adjustment	0.2	(0.2)	(0.1)	0.3
Diversified
Revenue
Revenue	257.6	329.9	513.2	606.2
Iron Ore
Revenue
Revenue	12.0	10.1	26.8	23.2
Other mining commodities
Revenue
Revenue	1.7	5.1	4.7	7.1
Oil
Revenue
Revenue	35.9	36.9	62.1	64.0
Gas
Revenue
Revenue	10.8	14.2	23.1	31.1
Natural gas liquids
Revenue
Revenue	4.2	4.4	9.5	9.4
Energy
Revenue
Revenue	50.9	55.5	94.7	104.5
Interest from loans receivable
Revenue
Revenue	260.1	$ 329.9	516.9	$ 606.2
Revenue from Interest
Revenue
Revenue	2.2		3.1
Revenue from other Interest
Revenue
Revenue	$ 0.3		$ 0.6